UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21960

TENNENBAUM OPPORTUNITIES FUND V, LLC

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

TENNENBAUM OPPORTUNITIES FUND V, LLC

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2012

Date of reporting period: SEPTEMBER 30, 2012

ITEM 1.          SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2012

		Amount of
		Equity in Net	Fair
Security	Shares	Profit and Loss	Value

Equity and Equity Related Securities
Other Investment Pools and Funds
Tennenbaum Opportunities Partners V, LP
Common Limited Partner Interest (1), (2)
(Acquired 12/15/06, 2/22/07, 6/28/07, 7/2/07, 7/27/07, 11/29/07, 12/28/07, 7/31/08, 10/10/08, and 1/2/09, Cost $1,103,953,345)	1	100%	$808,473,202

Notes to Statement of Investments

(1)	Restricted security.

(2)	For information regarding the portfolio holdings of Tennenbaum Opportunities Partners V, LP, including applicable fair valuation disclosures, please see the Statement of Investments included in Tennenbaum Opportunities Partners V, LP’s Form N-Q.

ITEM 2.             CONTROLS AND PROCEDURES.

(a)       The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.             EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Fund V, LLC

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2012

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2012